Statements of Net Assets Available for Benefits - EBP 012 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 1,914,699,122	$ 1,745,354,743
Notes receivables from participants	16,741,763	16,819,634
Employer contributions receivable	1,545,412	1,557,840
Participant contributions receivable	1,337,927	1,454,657
Total assets	1,934,324,224	1,765,186,874
Liabilities
Administrative expenses payable and other liabilities	47,908	49,480
Total liabilities	47,908	49,480
Net assets available for benefits	$ 1,934,276,316	$ 1,765,137,394